Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative financial instruments
Summary of amortized cost, fair value and maturity of derivative financial instruments

	Notional	Amortized cost	Fair value	Up to 3 months	3 months to 1 year	1 year to 3 years	Above 3 years	12/31/2023	12/31/2022
Assets
Forward derivatives	6,289	4,213	4,213	2,944	1,269	—	—	4,213	—
Future derivatives	121,817	25	25	—	—	25	—	25	—
Total assets	128,106	4,238	4,238	2,944	1,269	25	—	4,238	—

Liabilities
Swap derivatives	40,500	(14,665)	(14,665)	—	(9,583)	(5,082)	—	(14,665)	(37,502)
Forward derivatives	20,038	(398)	(398)	(295)	(103)	—	—	(398)	(266)
Future derivatives	6,338,007	—	—	—	—	—	—	—	—
Total liabilities	6,398,545	(15,063)	(15,063)	(295)	(9,686)	(5,082)	—	(15,063)	(37,768)

Net effect	6,526,651	(10,825)	(10,825)	2,649	(8,417)	(5,057)	—	(10,825)	(37,768)

Summary of notional value of forward and swap contracts

	Up to 3 months	3 months to 1 year	1 year to 3 years	Above 3 years	12/31/2023	12/31/2022
Long position	113,584	29,596	—	2,860	146,040	10,314
Forward derivatives	20,403	3,820	—	—	24,223	—
Future derivatives	93,181	25,776	—	2,860	121,817	10,314

Short position	929,624	981,600	2,231,995	2,237,392	6,380,611	681,478
Swap derivatives	—	27,000	13,500	—	40,500	78,000
Forward derivatives	—	2,103	—	—	2,103	—
Future derivatives	929,624	952,497	2,218,495	2,237,392	6,338,008	603,478
Total	1,043,208	1,011,196	2,231,995	2,240,252	6,526,651	691,792

Summary of hedge accounting exposure

	12/31/2023	12/31/2022
Hedge instruments	5,811,750	133,789
Future DI (a)	3,755,670	—
IPCA (c)	1,728,330
Future dollar (b)	256,589	—
Swap (c)	71,161	133,789

Hedge object	5,826,436	132,981
Loans (a)	3,761,467	—
Investment abroad (b)	262,947	—
Real estate loans (c)	1,802,022	132,981

(a)    Refers to loan portfolios, including advance FGTS withdrawals and payroll loans;
(b)    Used to protect investments in subsidiaries abroad.
(c)    Refers to the real estate loan portfolio